Strategic Investments - SubTerra LLC and 10647594 Canada Inc. (Details) $ in Thousands	May 18, 2018 CAD ($)	Mar. 15, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	May 18, 2018 USD ($)
Disclosure of associates [line items]
Assets held for distribution to owners			$ 0	$ 4,422,000
SubTerra
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.90%
Proportion of ownership interest in associate disposed of	19.90%
Proceeds from sales of interests in associates	$ 78,000,000
Sales of interests in associates, promissory notes and receivables cancelled	4,665,000				$ 3,580
Assets held for distribution to owners	$ 1,400,000
Noncurrent assets held for distribution to owners, percentage of gross revenues of associate	5.00%				5.00%
Noncurrent assets held for distribution to owners, annual payment	$ 150,000
Noncurrent assets held for distribution to owners, recovery upon receipt	$ 1,400,000
Sales of interests in associates, option to purchase parcel of land, term	2 years
Sales of interests in associates, option to purchase parcel of land, amount	$ 3,000
10647594 Canada Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.90%
SubTerra LLC and 10647594 Canada Inc.
Disclosure of associates [line items]
Purchase of interests in associates		$ 212,000,000